Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHLAND FUNDS II
Prospectus Date	rr_ProspectusDate	Jan. 31, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

HIGHLAND FUNDS II

Highland Socially Responsible Equity Fund

Highland Small-Cap Equity Fund

Highland Fixed Income Fund

Highland Total Return Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 18, 2020 to each Fund’s Summary Prospectus and Statutory Prospectus, dated January 31, 2020, as supplemented from time to time (together, the “Prospectuses”).

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

The Funds’ after-tax returns have been revised. Accordingly, the Prospectuses are hereby amended and supplemented as follows:

1.    In the “Performance” section of the Highland Socially Responsible Equity Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns

(For the periods ended December 31, 2019)

	1 Year	5 Years	10 Years
Class A (inception 12/31/96)
Return Before Taxes	5.21%	4.78%	9.98%
Return After Taxes on Distributions	4.99%	0.16%	7.18%
Return After Taxes on Distributions and Sale of Fund Shares[1]	3.24%	3.25%	7.89%
Return Before Taxes
Class C (inception 9/30/99)	9.68%	5.22%	9.80%
Class Y (inception 12/31/96)	11.95%	6.29%	10.91%
S&P 500® Value Index (reflects no deduction for fees, expenses or taxes)	31.92%	9.51%	12.14%
S&P 500® Growth Index[2] (reflects no deduction for fees, expenses or taxes)	31.13%	13.50%	14.76%
MSCI KLD 400 Social Index (reflects no deduction for fees, expenses or taxes)	31.63%	11.57%	--
[1]  The 1 Year “Return After Taxes on Distributions and Sale of Fund Shares” loss for the period is offset by a capital loss benefit for the assumed sale of Fund shares. The 1 Year “Return After Taxes on Distributions” does not include an assumed sale for this period, therefore, this return does not reflect the offsetting capital loss.

[2]  Prior to March 15, 2019, the Fund compared its performance to the S&P 500® Growth Index. After this date, to better reflect the universe of investment opportunities based on the Fund’s investment strategy, the Fund added the S&P 500® Value Index as the primary benchmark to which the Fund compares its performance.

2.    In the “Performance” section of the Highland Small-Cap Equity Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns

(For the periods ended December 31, 2019)

	1 Year	5 Years	10 Years
Class A (inception 9/30/98)
Return Before Taxes	13.17%	7.36%	11.48%
Return After Taxes on Distributions	9.01%	3.28%	8.76%
Return After Taxes on Distributions and Sale of Fund Shares	7.84%	4.30%	8.59%
Return Before Taxes
Class C (inception 9/30/99)	18.23%	7.85%	11.31%
Class Y (inception 9/30/98)	20.38%	8.88%	12.41%
S&P Small-Cap 600 Index (reflects no deduction for fees, expenses or taxes)	22.74%	9.50%	13.31%

3.    In the “Performance” section of the Highland Fixed Income Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns

(For the periods ended December 31, 2019)

	1 Year	5 Years	10 Years
Class A (inception 2/22/93)
Return Before Taxes	2.50%	2.05%	3.20%
Return After Taxes on Distributions	1.34%	1.01%	2.21%
Return After Taxes on Distributions and Sale of Fund Shares	1.34%	0.86%	2.00%
Return Before Taxes
Class C (inception 9/30/99)	5.20%	2.18%	2.89%
Class Y (inception 11/29/93)	7.28%	3.20%	3.91%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) (inception 12/28/93)	8.72%	3.05%	3.74%

4.    In the “Performance” section of the Highland Total Return Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns

(For the periods ended December 31, 2019)

	1 Year	5 Years	10 Years
Class A (inception 2/22/93)
Return Before Taxes	12.03%	3.45%	5.28%
Return After Taxes on Distributions	11.86%	2.25%	4.42%
Return After Taxes on Distributions and Sale of Fund Shares	7.24%	2.34%	3.99%
Return Before Taxes
Class C (inception 9/30/99)	16.98%	3.89%	5.10%
Class Y (inception 11/29/93)	19.19%	4.92%	6.15%
S&P 500® Index (reflects no deduction for fees, expenses or taxes) (inception 2/28/93)	31.48%	11.68%	13.54%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) (inception 2/28/93)	8.72%	3.05%	3.74%

Highland Socially Responsible Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

HIGHLAND FUNDS II

Highland Socially Responsible Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 18, 2020 to each Fund’s Summary Prospectus and Statutory Prospectus, dated January 31, 2020, as supplemented from time to time (together, the “Prospectuses”).

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

The Funds’ after-tax returns have been revised. Accordingly, the Prospectuses are hereby amended and supplemented as follows:

1.    In the “Performance” section of the Highland Socially Responsible Equity Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns

(For the periods ended December 31, 2019)

	1 Year	5 Years	10 Years
Class A (inception 12/31/96)
Return Before Taxes	5.21%	4.78%	9.98%
Return After Taxes on Distributions	4.99%	0.16%	7.18%
Return After Taxes on Distributions and Sale of Fund Shares[1]	3.24%	3.25%	7.89%
Return Before Taxes
Class C (inception 9/30/99)	9.68%	5.22%	9.80%
Class Y (inception 12/31/96)	11.95%	6.29%	10.91%
S&P 500® Value Index (reflects no deduction for fees, expenses or taxes)	31.92%	9.51%	12.14%
S&P 500® Growth Index[2] (reflects no deduction for fees, expenses or taxes)	31.13%	13.50%	14.76%
MSCI KLD 400 Social Index (reflects no deduction for fees, expenses or taxes)	31.63%	11.57%	--
[1]  The 1 Year “Return After Taxes on Distributions and Sale of Fund Shares” loss for the period is offset by a capital loss benefit for the assumed sale of Fund shares. The 1 Year “Return After Taxes on Distributions” does not include an assumed sale for this period, therefore, this return does not reflect the offsetting capital loss.

[2]  Prior to March 15, 2019, the Fund compared its performance to the S&P 500® Growth Index. After this date, to better reflect the universe of investment opportunities based on the Fund’s investment strategy, the Fund added the S&P 500® Value Index as the primary benchmark to which the Fund compares its performance.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2019)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Prior to March 15, 2019, the Fund compared its performance to the S&P 500® Growth Index. After this date, to better reflect the universe of investment opportunities based on the Fund’s investment strategy, the Fund added the S&P 500® Value Index as the primary benchmark to which the Fund compares its performance.
Highland Socially Responsible Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.21%
5 Years	rr_AverageAnnualReturnYear05	4.78%
10 Years	rr_AverageAnnualReturnYear10	9.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1996
Highland Socially Responsible Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.68%
5 Years	rr_AverageAnnualReturnYear05	5.22%
10 Years	rr_AverageAnnualReturnYear10	9.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1999
Highland Socially Responsible Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.95%
5 Years	rr_AverageAnnualReturnYear05	6.29%
10 Years	rr_AverageAnnualReturnYear10	10.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1996
Highland Socially Responsible Equity Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.99%
5 Years	rr_AverageAnnualReturnYear05	0.16%
10 Years	rr_AverageAnnualReturnYear10	7.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1996
Highland Socially Responsible Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.24%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.25%	[1]
10 Years	rr_AverageAnnualReturnYear10	7.89%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1996	[1]
Highland Socially Responsible Equity Fund | S&P 500® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.92%
5 Years	rr_AverageAnnualReturnYear05	9.51%
10 Years	rr_AverageAnnualReturnYear10	12.14%
Highland Socially Responsible Equity Fund | S&P 500® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.13%	[2]
5 Years	rr_AverageAnnualReturnYear05	13.50%	[2]
10 Years	rr_AverageAnnualReturnYear10	14.76%	[2]
Highland Socially Responsible Equity Fund | MSCI KLD 400 Social Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.63%
5 Years	rr_AverageAnnualReturnYear05	11.57%
10 Years	rr_AverageAnnualReturnYear10
Highland Small-Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

HIGHLAND FUNDS II

Highland Small-Cap Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 18, 2020 to each Fund’s Summary Prospectus and Statutory Prospectus, dated January 31, 2020, as supplemented from time to time (together, the “Prospectuses”).

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

The Funds’ after-tax returns have been revised. Accordingly, the Prospectuses are hereby amended and supplemented as follows:

2.    In the “Performance” section of the Highland Small-Cap Equity Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns

(For the periods ended December 31, 2019)

	1 Year	5 Years	10 Years
Class A (inception 9/30/98)
Return Before Taxes	13.17%	7.36%	11.48%
Return After Taxes on Distributions	9.01%	3.28%	8.76%
Return After Taxes on Distributions and Sale of Fund Shares	7.84%	4.30%	8.59%
Return Before Taxes
Class C (inception 9/30/99)	18.23%	7.85%	11.31%
Class Y (inception 9/30/98)	20.38%	8.88%	12.41%
S&P Small-Cap 600 Index (reflects no deduction for fees, expenses or taxes)	22.74%	9.50%	13.31%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2019)
Highland Small-Cap Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.17%
5 Years	rr_AverageAnnualReturnYear05	7.36%
10 Years	rr_AverageAnnualReturnYear10	11.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1998
Highland Small-Cap Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.23%
5 Years	rr_AverageAnnualReturnYear05	7.85%
10 Years	rr_AverageAnnualReturnYear10	11.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1999
Highland Small-Cap Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.38%
5 Years	rr_AverageAnnualReturnYear05	8.88%
10 Years	rr_AverageAnnualReturnYear10	12.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1998
Highland Small-Cap Equity Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.01%
5 Years	rr_AverageAnnualReturnYear05	3.28%
10 Years	rr_AverageAnnualReturnYear10	8.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1998
Highland Small-Cap Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	4.30%
10 Years	rr_AverageAnnualReturnYear10	8.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1998
Highland Small-Cap Equity Fund | S&P Small-Cap 600 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.74%
5 Years	rr_AverageAnnualReturnYear05	9.50%
10 Years	rr_AverageAnnualReturnYear10	13.31%
Highland Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

HIGHLAND FUNDS II

Highland Fixed Income Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 18, 2020 to each Fund’s Summary Prospectus and Statutory Prospectus, dated January 31, 2020, as supplemented from time to time (together, the “Prospectuses”).

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

The Funds’ after-tax returns have been revised. Accordingly, the Prospectuses are hereby amended and supplemented as follows:

3.    In the “Performance” section of the Highland Fixed Income Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns

(For the periods ended December 31, 2019)

	1 Year	5 Years	10 Years
Class A (inception 2/22/93)
Return Before Taxes	2.50%	2.05%	3.20%
Return After Taxes on Distributions	1.34%	1.01%	2.21%
Return After Taxes on Distributions and Sale of Fund Shares	1.34%	0.86%	2.00%
Return Before Taxes
Class C (inception 9/30/99)	5.20%	2.18%	2.89%
Class Y (inception 11/29/93)	7.28%	3.20%	3.91%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) (inception 12/28/93)	8.72%	3.05%	3.74%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2019)
Highland Fixed Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.50%
5 Years	rr_AverageAnnualReturnYear05	2.05%
10 Years	rr_AverageAnnualReturnYear10	3.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 22, 1993
Highland Fixed Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.20%
5 Years	rr_AverageAnnualReturnYear05	2.18%
10 Years	rr_AverageAnnualReturnYear10	2.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1999
Highland Fixed Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.28%
5 Years	rr_AverageAnnualReturnYear05	3.20%
10 Years	rr_AverageAnnualReturnYear10	3.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 1993
Highland Fixed Income Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.34%
5 Years	rr_AverageAnnualReturnYear05	1.01%
10 Years	rr_AverageAnnualReturnYear10	2.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 22, 1993
Highland Fixed Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.34%
5 Years	rr_AverageAnnualReturnYear05	0.86%
10 Years	rr_AverageAnnualReturnYear10	2.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 22, 1993
Highland Fixed Income Fund | Bloomberg Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	3.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 1993
Highland Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

HIGHLAND FUNDS II

Highland Total Return Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 18, 2020 to each Fund’s Summary Prospectus and Statutory Prospectus, dated January 31, 2020, as supplemented from time to time (together, the “Prospectuses”).

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

The Funds’ after-tax returns have been revised. Accordingly, the Prospectuses are hereby amended and supplemented as follows:

4.    In the “Performance” section of the Highland Total Return Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns

(For the periods ended December 31, 2019)

	1 Year	5 Years	10 Years
Class A (inception 2/22/93)
Return Before Taxes	12.03%	3.45%	5.28%
Return After Taxes on Distributions	11.86%	2.25%	4.42%
Return After Taxes on Distributions and Sale of Fund Shares	7.24%	2.34%	3.99%
Return Before Taxes
Class C (inception 9/30/99)	16.98%	3.89%	5.10%
Class Y (inception 11/29/93)	19.19%	4.92%	6.15%
S&P 500® Index (reflects no deduction for fees, expenses or taxes) (inception 2/28/93)	31.48%	11.68%	13.54%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) (inception 2/28/93)	8.72%	3.05%	3.74%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2019)
Highland Total Return Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.03%
5 Years	rr_AverageAnnualReturnYear05	3.45%
10 Years	rr_AverageAnnualReturnYear10	5.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 22, 1993
Highland Total Return Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.98%
5 Years	rr_AverageAnnualReturnYear05	3.89%
10 Years	rr_AverageAnnualReturnYear10	5.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1999
Highland Total Return Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.19%
5 Years	rr_AverageAnnualReturnYear05	4.92%
10 Years	rr_AverageAnnualReturnYear10	6.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 1993
Highland Total Return Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.86%
5 Years	rr_AverageAnnualReturnYear05	2.25%
10 Years	rr_AverageAnnualReturnYear10	4.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 22, 1993
Highland Total Return Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.24%
5 Years	rr_AverageAnnualReturnYear05	2.34%
10 Years	rr_AverageAnnualReturnYear10	3.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 22, 1993
Highland Total Return Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.48%
5 Years	rr_AverageAnnualReturnYear05	11.68%
10 Years	rr_AverageAnnualReturnYear10	13.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 1993
Highland Total Return Fund | Bloomberg Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	3.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 1993

[1]	The 1 Year “Return After Taxes on Distributions and Sale of Fund Shares” loss for the period is offset by a capital loss benefit for the assumed sale of Fund shares. The 1 Year “Return After Taxes on Distributions” does not include an assumed sale for this period, therefore, this return does not reflect the offsetting capital loss.
[2]	Prior to March 15, 2019, the Fund compared its performance to the S&P 500® Growth Index. After this date, to better reflect the universe of investment opportunities based on the Fund’s investment strategy, the Fund added the S&P 500® Value Index as the primary benchmark to which the Fund compares its performance.